Short Term Loans (Details)	1 Months Ended		12 Months Ended
	Mar. 19, 2019 USD ($)	Jan. 19, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 02, 2018 USD ($)	Jul. 02, 2018 CNY (¥)
Short Term Loans (Textual)
Short term loans, term	One year	One year
Short-term loans borrowed	$ 3,730,000	$ 3,890,000	$ 730,000
Short term loans, repaid date	Mar. 17, 2020	Jan. 17, 2019	Jan. 18, 2020
Annual interest rate	4.79%	5.22%	4.35%
Interest expenses			$ 190,808	$ 404,958	$ 1,609
Letters of credit outstanding, amount						$ 14,000,000
RMB [Member]
Short Term Loans (Textual)
Letters of credit outstanding, amount | ¥							¥ 100,000,000